CONTINGENT ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
CONTINGENT ASSETS AND LIABILITIES
CONTINGENT ASSETS AND LIABILITIES

NOTE 30 — CONTINGENT ASSETS AND LIABILITIES

The Company is involved in various legal proceedings in the ordinary course of business.  The Company recognizes a contingent liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. While the outcome of these lawsuits and claims cannot be predicted with certainty, it is the opinion of the Company’s management that as of the date of this report, it is not probable that these claims and litigation involving the Company will have a material adverse impact on the Company. Accordingly, no material amounts for loss contingencies associated with litigation, claims or assessments have been accrued at December 31, 2017.  At the date of signing this report, the Group is not aware of any other contingent assets or liabilities that should be recognized or disclosed in accordance with AASB 137/IAS 37 — Provisions, Contingent Liabilities and Contingent Assets.